Operating leases - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) item	Mar. 31, 2020 CNY (¥) item	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Operating leases
Number of operating leases for office | item	2	2
Weighted average remaining lease term	2 years 8 months 12 days	2 years 8 months 12 days
Weighted average discount rate	4.75%	4.75%
Rent expense	$ 480	¥ 3,399	¥ 3,265	¥ 3,483
Variable lease costs	0
Sublease income	$ 0